Unique LoanID	Date of 1st Collection Comments	Date of Last Collection Comments	Final Current Event Level	Current Exceptions	Collection Comments
200001	10/31/2012	10/31/2013	1		It appears that this loan will perform. The loan is next due for 12/01/2013; most recent payment was received on 10/28/2013. There is no evidence of a delinquency during the review period.
200002	2/14/2013	2/14/2014	1
It appears this loan will perform.  The loan is due for 02/01/2014; most recent payment received on 01/16/2014.  Reason for delinquency is unknown.  Borrower cured the delinquency on 07/12/2013; there has been no delinquency since that time.

200004	2/14/2013	2/14/2014	1
It appears this loan will perform.  The loan is due for 03/01/2014; most recent payment received on 02/07/2014.  There is no evidence of delinquency.  Borrower submitted a financial workout package on 03/01/2013.  A modification was approved on 03/XX/2013 and executed on 03/XX/2013.  An updated property value was not provided.

200005	2/14/2013	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/06/2014. There is no evidence of delinquency.
200006	2/14/2013	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/04; last payment was received on 02/03/14. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 11/04/13; the borrower's payment history reflects no further evidence of delinquency.

200007	2/14/2013	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/15/2014. There is no evidence of delinquency.
200008	2/14/2013	2/14/2014	2	[2] Mod1 Incomplete	It appears that this loan will perform. The account is due for 03/01/2014; the most recent payment was received on 01/31/2014. There was no evidence of delinquency during the review period.
200009	2/14/2013	2/14/2014	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears the loan will perform.   The loan is due for 02/01/2014; last payment was received on 01/24/2014. The only evidence of delinquency was in March of 2013. Reason for this delinquency is unknown.  Collection comments on 05/15/2013 indicate an affidavit for Hail/Roof damage on 04/26/2013 was received with a loss amount of $3841.12 and copy of all risk claim Ck# XXX dated 04/26/2013 comments do not indicate the repairs have been completed.

200010	2/14/2013	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 12/1/2013 with the most recent payment received on 11/29/2013. The reason for default was cited as excessive debt. The borrower filed chapter 7 Bankruptcy, case #XXX. Commentary indicated the Bankruptcy was discharged, however; no date was provided. There is no current loss mitigation activity; comments on 7/11/2013 indicated the loan was approved for a modification effective on 9/XX/2013. Commentary on 12/13/2013 suggested a military relief review was conducted and concluded that the borrower is not in active duty and not protected under SCRA protocol. The last communication with the borrower was on 7/8/2013. No skip trace activities performed during the review period. Commentary on 2/7/2014 indicates the property is in unknown occupied condition.

200011	2/14/2013	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/11/2014. There is no evidence of delinquency during the review period.
200012	2/14/2013	2/14/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/2014; last payment was received on 02/05/2014. Reason for default is unknown. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

200013	2/14/2013	2/14/2014	1		It appears that this loan will perform. The account is due for 03/01/2014; the most recent payment was received on 02/10/2014. There was no evidence of delinquency during the review period.
200014	2/14/2013	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; with the last payment received on 01/15/2014. There is no evidence of delinquency. Comments indicate a prior chapter 7 bankruptcy was filed; and discharged prior to the review. Filing Date, case number and or discharge date are not notes. Skip trace efforts have not been performed.

200015	2/14/2013	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/05/2014. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 01/10/2014; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

200016	2/14/2013	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014 and the last payment was made on 01/13/2014. RFD is income curtailment. The borrower became delinquent on 04/01/2013 and loss mitigation efforts were discussed, per notes. On 07/XX/2013, a loan modification was completed. The borrower has been current since the modification. There is no evidence of delinquent taxes or title issues. There is no evidence of property damage and no BPO value.

200017	2/14/2013	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014. The last payment received was on 02/07/2014. No evidence of delinquency. The pay history reflects the MI payments have lapsed.
200018	2/14/2013	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is next due for 01/01/2014 and the last payment made was on 01/24/2014.  Collection comments did not cite a reason for default.  The loan is currently 30 days delinquent with no evidence of loss mitigation activity at this time.  The borrower has inquired about a potential loan modification however no actions have been taken at this time.

200019	2/14/2013	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014. The last payment received was on 02/03/2014. No evidence of delinquency.
200020	2/14/2013	2/14/2014	1
It appears that this loan will perform. The account is due for 2/1/2014, with the last payment received on 1/31/2014. The reason for default is unknown. The borrower has cured the prior delinquencies on the account without loss mitigation assistance. The last borrower contact was on 6/25/13 to inquire about late charge balance; borrower advised additional funds sent in with 6/14/2013 payment were to be applied to late charges not extra principal. Misapplication was corrected on 06/25/2013.

200021	2/14/2013	2/14/2014	1
It appears that the loan will perform.  The loan is due for 2/1/2014; most recent payment received was 1/31/2014.  The loan was modified prior to the review period. Reason for default is curtailment of income.  The comments on 12/26/2013 reflect the borrower has declined loss mitigation options. The borrower was able to bring current without assistance.

200023	2/14/2013	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014; most recent payment received was on 01/31/2014.  Reason for default is unknown.  The account was previously modified 03/XX/2013 which the borrower defaulted on; first re-default date was 06/01/2013.  The borrower has since brought the account current without further assistance.

200024	2/14/2013	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; last payment was received on 01/22/2014. There is no evidence of delinquency during the review period.
200025	2/14/2013	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is due for 01/01/2014; last payment was received on 01/31/2014. The reason for default was cited as curtailment of income. The account was previously delinquent, brought current with loan modification on 10/XX/2013. Comments dated 07/09/2013 reflect that the borrower was out of the country due to emergency and inquired about loan modification. The modification was approved on 09/XX/2013 with a first payment of 11/XX/2013. The borrower defaulted again on 12/01/2013. Property reported as owner occupied on 07/09/2013.

200026	2/14/2013	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/14; most recent payment was received on 02/03/14.  There is no evidence of delinquency within the review period. The loan was modified on 09/XX/13 due to curtailment of income and borrower needed lower monthly payments.

200027	2/14/2013	2/14/2014	1
It appears that the loan may perform.  The loan is next due for 02/01/2014; most recent payment received was on 02/03/2014.  Reason for default is unknown.  No active loss mitigation efforts are evident.  The account was previously modified outside the review period which the borrower re-defaulted on.  The borrower has since brought the account in good standing.  Commentary dated 08/XX/2011 reflects a prior discharged chapter 7 bankruptcy filing (case number XXX) thought the filing and discharge dates were not provided.

200028	2/14/2013	2/14/2014	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/31/2013.  No evidence of delinquency.  Comments reflect a the borrower previously filed chapter 7 bankruptcy, case number XXX that was discharged without reaffirmation on 07/XX/2010; no additional information was provided.  An insurance claim check for lightening damages to the heat pump on date unknown in the amount of $19,789.16 was endorsed by the branch on 06/04/2013. Comments indicate the sevicer requested a final inspection to be scheduled with the homeowner (no evidence the final inspection was completed).

200029	2/14/2013	2/14/2014	1
It appears that the loan will perform.  Loan is due for 03/01/2014; the last payment was received on 02/03/2014.  There is no evidence of delinquency.  There was an ARM loan adjustment to 2.875% made on 03/01/2013.  An Escrow analysis was performed on the loan due to lower taxes, per commentary on 10/09/2013, which resulted in an escrow refund of $88.51 on 02/21/2013.

200031	2/14/2013	2/14/2014	1
[1]   Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
[1]   Verbal Dispute - Servicer responded and appears issue is closed

It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/16/2014. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 08/26/2013; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period. The borrower initiated a dispute against the Servicer regarding force placed flood insurance on 06/24/2013; the dispute was resolved on 06/25/2013. Collection commentary dated 09/05/2013 indicates an insurance claim was opened due to repairs made on the subject property's deck. As of 01/23/2014, the insurance claim remains open and the status of the property repairs is unknown.

200032	2/14/2013	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/30/14. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 01/24/14; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.  A $19000 insurance claim was filed on 5/7/13 for hail damage to the subject roof; the collection notes indicate repairs were completed as of 06/03/13.

200033	2/14/2013	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 01/01/2014; most recent payment was received on 01/06/2014. Reason for default is curtailment of income. The loan is in collections. Comments indicate a loan modification was completed on 06/XX/2013 and the due date was advanced from due 03/01/13 to next due for 07/01/13. The loan re-defaulted on the 09/01/13 payment.

200034	2/14/2013	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/14/2014. There is no evidence of delinquency. The notes indicated the account was previously modified with an effective date of 06/XX/2009.

200035	2/14/2013	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 01/13/2014.  The loan was delinquent from March through August 2013; the delinquency was cured with a modification completed 09/XX/2013.  Reason for default was cited as excessive obligations.  Last borrower contact was 08/28/2013; the borrower was contacted to review the terms of the loan modification.  The property was inspected 08/13/2013 and reported owner-occupied.

200036	2/14/2013	2/14/2014	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/21/2014. The reason for default is unknown. The borrower was able to cure the prior delinquency on the account without assistance and the loan has remained in good standings since. The commentary dated 02/11/2014 indicates that the borrower received a claims check in the amount of $12,534.46 due to a busted pipe damaging the hard wood floors. The borrower was advised that the claims check could be endorsed at a local branch. Comments do not indicate the repairs have been completed.

200037	2/14/2013	2/14/2014	1		It appears the loan will perform. The loan is next due for 03/01/2014; last payment received 02/03/2014. There is no evidence of delinquency within the review period.
200038	2/14/2013	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/16/14. Reason for default is excessive obligations. The Servicer granted the borrower a permanent loan modification on 07/XX/13; the borrower's payment history reflects no further evidence of delinquency. The subject loan was referred to the foreclosure attorney prior to the review period; the subject loan was reinstated and foreclosure proceedings were closed and billed on 04/XX/13.

200040	2/14/2013	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received on 02/03/2014. The reason for default was cited as medical issues.   The account was previously delinquent, brought current with loan modification on 11/XX/2013. Collection comments show that the borrower inquired about loan modification on 09/XX/2013 due to hospitalization for recent heart attack. The borrower was approved for loan modification (3.0%, 5/1 Arm; 10 yr I-O; 360) on 10/XX/2013; with a first payment of 12/XX/2013. The borrower was in default on the first payment due to debate with co-borrower over vesting of loan. Comments dated 11/26/2013 indicate that the co-borrower wants to be removed from the loan. The co-borrower was advised to continue with mod to bring the loan current then proceed with refinance later to remove name with quick claim deed.

200041	2/14/2013	2/14/2014	1
It appears that the loan will perform.  The loan is due for 3/1/2014; most recent payment received was 2/3/2014.  The loan was modified prior to the review period.  No evidence of delinquency within the review period.

200042	2/14/2013	2/14/2014	1
It appears this loan will perform with intervention.  The loan is due for 02/01/2014; most recent payment received on 02/05/2014.  Reason for delinquency is unknown.  A modification workout documents were received on 07/08/2013.  The modification was approved on 07/XX/2013 and executed on 08/XX/2013.  The loan has defaulted under this agreement on 12/01/2013.  An updated property value was not provided.

200043	2/14/2013	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears this loan may perform with intervention.  The loan is due for 1/1/2014; most recent payment received was 1/2/2014.  Reason for default is unknown.  Last borrower contact was noted on 10/11/13 (promise for future payment). Comments on 6/24/2013 indicates an insurance check in the amount of $5,507.36 was endorsed by the servicer and mailed back to the borrower to cover the roof repairs; non monitored claim per servicer due to subject loan's good standing. No property inspection required.

200044	2/14/2013	2/14/2014	1
It appears that the loan may perform with intervention. The loan is due for 02/01/2014; with the last payment received on 02/03/2014. Reason for default is due to medical expenses. No active loss mitigation efforts are evident. There is no evidence of delinquent taxes or title issues.

200045	2/14/2013	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 01/01/2014; the last payment received was on 12/16/2013. The reason for default is unknown. The account was modified on 09/XX/2013. The borrower defaulted on their modification payment on 01/01/2014. No loss mitigation efforts are being pursued by the borrower. Commentary on 02/11/2014 reflects the borrower placed a promise to pay on 02/21 for January and 02/28 for February.

200046	2/14/2013	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; the last payment received was on 01/30/2014. There is no evidence of delinquency during this review.
200047	2/14/2013	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that this loan will perform with intervention. The loan is next due for 01/01/2014; most recent payment was received on 01/10/2014. The reason for default is curtailment of income. The last contact with borrower was on 11/05/2013. There are no current loss mitigation activities being pursued. There are no indications of property damages, tax or title issues in the commentary provided.

200048	2/14/2013	2/14/2014	1
It appears that this loan will perform. The account is due for 2/1/2014, with the last payment received on 1/13/14.  The loan was reported in default but was brought current on 6/25/13 with no further record of delinquency.  The account was included on a CH7 bankruptcy , case# XXX; discharged without reaffirmation on 7/XX/12.

200049	2/14/2013	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 02/04/2013. Reason for default was cited as illness of primary mortgagor; borrower was out of work due to kidney transplant. The loan was delinquent from March through May 2013; delinquency was cured with a modification completed 06/XX/2013. The prior foreclosure was closed upon modification. There has been no delinquency since that time; however, as of the last borrower contact on 01/08/2014 the borrower advised is working with a local branch and considering another modification.

200050	2/14/2013	2/14/2014	1		It appears that this loan will perform. The account is due for 02/01/2014; the most recent payment was received on 01/31/2014. There was no evidence of delinquency during the review period.
200051	2/14/2013	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/31/14. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 12/31/13; the borrower's payment history reflects no further evidence of delinquency. The Servicer granted the borrower a loan modification which the borrower re-defaulted on prior to the review period. The subject loan was referred to the foreclosure attorney on 05/XX/13; the subject loan was reinstated and foreclosure proceedings were closed and billed on 07/XX/13.

200053	2/14/2013	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 02/13/2014. The pay history reflected multiple 30 day delinquencies within the review period. The RFD is unknown. The collection comments indicated the borrower previously filed a chapter 7 bankruptcy in 2011 (case number XXX) which was discharged prior to the review period; the filing date and discharge date were not provided. The only borrower contact in the past 12 months was on 11/13/2013 in regards to the borrower requesting a payoff quote. There is no evidence of any loss mitigation activity or attempts to contact the borrower.

200055	4/30/2012	4/30/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/30/2014. Reason for default is loss of income. The Servicer granted the borrower a non-HAMP loan modification on 03/XX/2014; the borrower's payment history reflects no further evidence of delinquency. The borrower filed a chapter 7 bankruptcy, case number XXX, on 03/XX/2013 which was discharged without reaffirmation on 09/XX/2013. There is no evidence of property damage.

200056	4/30/2012	4/30/2014	3	[3] Currently Delinquent Mortgage [3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears the loan will perform with intervention. The loan is next due for 04/01/2014; last payment was received on 04/17/2014. Reason for default is excessive obligations. The account is in collections. The Servicer granted the borrower a loan modification on 11/XX/2013; the borrower's payment history reflects the loan went back into delinquency on 01/01/2014. The borrower has not requested any further loss mitigation assistance. There are no workout plans currently in process. The subject loan was referred to the foreclosure attorney on 08/XX/2012; the subject loan was reinstated and foreclosure proceedings were closed and billed on 11/XX/2013. Collection commentary dated 07/17/2013 reflects there is an active cease and desist order placed on the account.

200057	4/30/2012	4/30/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/14/2014. Reason for default is excessive obligations. The Servicer granted the borrower a loan modification on 10/XX/2013; the borrower's payment history reflects no further evidence of delinquency. There are no indications of other property damages, tax or title issues in the commentary provided.

200058	4/30/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 06/01/2014; last payment received was on 04/28/2014.  There is no evidence of delinquency during the review period.  There is evidence of a HAMP incentive principal curtailment in the amount of $1000 dated 07/26/2013 and 07/27/2012.

200059	4/30/2012	4/30/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Current Bankruptcy
It appears that this loan will perform. The account is due for 07/01/2014; the most recent payment was received on 04/01/2014. The reason for default is cited as curtailment of income. The account was previously in foreclosure; it was referred to legal counsel on 08/XX/2013. Commentary reflects a prior bankruptcy; it is further noted that relief was granted on 10/XX/2013. Comments on 12/24/2013 denote receipt of a signed and dated loan modification agreement. Modification was completed on 12/XX/2013. Commentary reflects receipt of a cease & desist letter on 01/21/2014.

200060	4/30/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 05/05/2014; last payment received was on 04/04/2014.  The reason for default is unknown.  The prior delinquency was cured by a loan modification which was completed on 02/XX/2014.

200061	4/30/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/01/14; most recent payment was received on 03/07/14.  Reason for default is cited as curtailment of income. The loan was modified on 04/XX/14.  Notes dated 11/22/13 indicate a previous bankruptcy filed on 07/XX/09 that was discharged on 03/XX/13. No other comments regarding the BK are given. Per notes 07/12/13, the account was previously referred to the bank attorney for foreclosure on 12/XX/09. No other comments regarding the FC are given within the commentary. An escrow analysis was completed on 04/03/14. A property inspection was performed on 04/07/14. No updated property value has been given.

200072	11/5/2012	11/5/2013	1
It appears that the loan will perform. The loan is due for 11/01/2013; most recent payment received was on 10/28/2013. There is no evidence of a delinquency on the account during the review period. Commentary 02/12/2013 noted the borrower opted out of a loan modification solicitation offer. A property inspection dated 01/03/2013 indicated the property is occupied by an unknown party and the property is not for sale.

200073	11/5/2012	11/5/2013	1
It appears the loan will perform.  The loan is due for 11/01/2013.  The last payment received was on 10/23/2013.  RFD was cited as curtailment of income.  The loan was modified on 03/XX/2013 and has remained current.

200074	5/15/2012	5/15/2014	2	[2] Mod1 Incomplete
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/26/2014. Reason for default is excessive obligations. The Servicer granted the borrower a non-HAMP loan modification on 08/XX/2012; the borrower's payment history reflects the loan went back into delinquency on 10/01/2013. The borrower was able to bring their account current without loss mitigation assistance on 03/15/2014 and has since been able to keep the loan in good standing. The collection notes reflect evidence of skip tracing efforts.

200075	5/15/2012	5/15/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment was received on 04/29/2014.  There is no evidence of delinquency within the review period. Skip tracing efforts are evident.

200076	5/15/2012	5/15/2014	1
It appears that the loan will perform.  The loan is due for 06/01/2014; the last payment received was on 04/30/2014.  Reason for delinquency is cited as illness of mortgagor.  There is evidence of a prior foreclosure closed on 09/XX/2013 due to reinstatement of loan.  Loan was approved for a repayment plan on 09/24/2013. The repayment plan was cancelled on 11/04/2013 due to non-payment.   Comments on 11/08/2012 indicate that the subject property is located in a FEMA Federally Declared Disaster area due to the impact of XXX on 10/29/2012.  There is no evidence of property damage or an insurance claim being submitted. A skip trace was completed on 06/27/2013 that resulted in no new contact numbers. Loan was previously modified on 04/XX/2011.

200077	5/15/2012	5/15/2014	1
It appears that the loan will perform. The loan is due for 06/01/2014; the last payment was received on 04/18/14. The reason for default is reduced income per notes on 11/04/2013. The account is current as of the review date. Prior mediated foreclosure proceedings were closed and billed on 12/XX/2013 as the loan was modified. The account had been referred to foreclosure in 2012 per notes on 11/XX/2013. There were no other milestones indicated in the commentary. The account was declined for HAMP Tier 1 on 08/XX/2013; and a HAFA solicitation was sent on 08/XX/2013 although no response was cited during the commentary. However, a HAMP Tier 2 modification was approved on 08/XX/2013 and finalized on 12/XX/2013. A validation of debt letter was approved for mailing on 07/25/2013. There is skip tracing on the account per notes dated 03/15/2014.

200079	5/15/2012	5/15/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment was received 04/30/2014.  The loan was delinquent eight of the last twelve months.  Reason for default is cited as excessive obligations.  Last borrower contact was 02/27/2014; the co-borrower promised a payment via wire transfer.  Skip tracing efforts have been performed.  A repayment plan was approved 10/02/2013.  HAMP assistance was denied 10/02/2013 as the borrower did not have a hardship.

200080	5/15/2012	5/15/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014 and the last payment made was on 04/14/2014.  Collection comments cited the reason for default as temporary unemployment; the issue has been resolved.  The borrower was able to cure past delinquencies after being modified; the loan is not current.  The loan was modified on 07/XX/2012 bringing the account current and due for 08/01/2012.

200081	5/15/2012	5/15/2014	1
It appears that the loan may perform.  The loan is due for 05/01/2014; the last payment was received on 04/15/2014.  The loan is current.  RFD cited as income curtailment.  Per commentary on 05/09/2013, the borrower advised was on a repayment plan with the prior servicer; the current servicer asked the borrower to send in the repayment agreement to be reviewed.  The repayment agreement was received on 06/06/2013 and the current servicer did not honor the prior servicer's agreement due to the borrower did not make payments as agreed and would need to reapply for agreement with the current servicer.  Commentary on 06/12/2013 shows that a loan modification was recently denied.  A new six month repayment plan was approved on 06/12/2013.  The loan was brought current on 03/31/2014.  No title issues noted.  No property inspection results or updated property values have been provided.

200082	5/15/2012	5/15/2014	1
It appears that the loan will perform. The loan is due for 5/1/2014 with the most recent payment received on 4/15/2014. There is evidence of delinquency during the review period; the account has been current since 3/21/2014. The previous reason for default is unknown. The borrower filed chapter 7 Bankruptcy on 2/XX/2012, case# XXX. Commentary on 6/5/2013 indicated the Bankruptcy was discharged, no additional information provided. There is no evidence of any current loss mitigation activity; comments indicated the loan was approved for a modification prior to the review period. The last communication made with the borrower was on 4/15/2014. Commentary on 9/4/2013 indicated insurance claim payments were sent to the borrower in the amount of $15,319.51 for various repairs that were completed. (Date of loss 7/8/2013, due to tornado damage) There is no evidence of any outstanding property damage on file.

200083	5/15/2012	5/15/2014	3	[3] Performing Loan But Strong Possibility of Going Delinquent [2] Mod1 Incomplete
It appears that the loan may perform with intervention.  The loan is due for 05/01/2014; last payment received was on 05/09/2014.  Reason for default is income curtailment. The delinquency was cured by the borrower without intervention on 05/09/2014. A loan modification was approved and completed on 08/XX/2012 the account re-defaulted on 07/01/2013. No active loss mitigation efforts are evident.  There is no evidence of any property damage.

200084	5/15/2012	5/15/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is next due for 04/01/2014; most recent payment was received on 04/04/2014. Reason for default is excessive obligations. The borrower has not requested any loss mitigation assistance and there are no workout plans currently in process. The Servicer has had limited contact with the borrower during the review period and there is evidence of skip tracing efforts. There have been no foreclosure steps initiated against the subject property during the review period. The Servicer granted the borrower a loan modification, prior to the review period, on 05/XX/2011.

200086	4/30/2012	4/29/2014	1
It appears this loan will perform.  The loan is due for 04/01/2014; most recent payment received on 03/28/2014.  Reason for delinquency is cited as martial issues; going through a divorce. The borrower stated this was a temporary setback and was able to cure the delinquency on 04/30/2013; there has been no further delinquency since that time.  The borrower declined loss mitigation assistance on 06/21/2013.  Comment dated 05/02/2012 cites a campaign that was offered where if the borrower sends in extra funds that are applied towards principal balance will be matched by the investor at 100% until 115% of the loan to value is reached or the amount of $51,165.32 is reached.   Matched funds were received on 08/07/2012.  Comment dated 02/13/2014 cites that servicer was notified that borrower retained an attorney.  As of 03/28/2014 the attorney information was not recieved and the cease and desist was removed from the loan.

200087	4/30/2012	4/29/2014	1
It appears that this loan will perform. The account is due for 04/01/2014; the most recent payment was received on 03/31/2014. The reason for default is unknown. Commentary reflects difficulty in establishing contact with borrower; there is no indication of skip tracing. One instance of delinquency was cured by the borrower the following month without assistance.

200088	4/30/2012	4/29/2014	1		It appears that the loan will perform. The loan is due for 04/01/2014; with the last payment received on 03/28/2014. There is no evidence of a delinquency during the review period.
200089	4/30/2012	4/29/2014	1
It appears that this loan will perform.  The loan is next due for 04/01/2014.  The last payment received was on 03/11/2014.  The reason for default is cited as excessive obligations.  The account was 60+ days delinquent in 08/2012 and in 09/2012 the borrower paid $19,201.72 to bring the account to a current status.  The loan has been current ever since.  The home is owner occupied.  A BPO was ordered on 01/10/2014; the results of which were not provided.

200090	4/30/2012	4/29/2014	3	[3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears the loan will perform.  The loan is next due for 04/01/2014; last payment received 03/04/2014.  The reason for delinquency is unknown.  The commentary indicates the account is currently in bankruptcy and filed under plan. The comments do not provide a case number or filing date for the chapter 13. The last comment regarding the bankruptcy was on 11/XX/2013 when an escrow analysis was performed. The comments on 05/XX/2012 reflect a Chapter 13 Bankruptcy was discharged.  No further information regarding this bankruptcy filing is evident. There is no evidence of delinquent taxes or title issues.

200091	4/30/2012	4/29/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is next due for 03/01/2014; most recent payment was received on 03/05/2014. The pay history reflected the payment made on 01/07/2013 was reversed. The RFD is unknown. There is has been no borrower contact or loss mitigation activity in the past 24 months. Multiple attempts were made to contact the borrower with the most recent occurring on 03/31/2014. There is no mention of skip tracing efforts. The comments on 01/30/2014 stated a BPO was received dated 11/07/2013; however a property value was not provided.

200150	9/30/2013	9/30/2015	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 09/01/2015; the last payment received was on 08/03/2015. Reason for default was cited as excessive obligations. The borrower advised on 12/24/2014 that the property was a rental, they are an accountant and that the payments are made from XXX. There is no evidence of bankruptcy or any active loss mitigation. The welcome letter and validation of debt was mailed on 10/12/2013. There is no indication of a BPO or a property inspection conducted. There is no evidence of any title, tax or damage issues reported.